CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	$ 1,433,845
Proceeds net of transaction costs	171,621
Conversions	(1,197,425)
Fair value change	(350,496)	$ 57,109
Interest expense	8,498
Accretion expense	11,988	$ 58,589
Foreign exchange (gain) loss	(1,143)
Convertible promissory notes, ending	76,888
Promissory Note
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	11,903
Proceeds net of transaction costs	0
Conversions	0
Fair value change	0
Interest expense	0
Accretion expense	0
Foreign exchange (gain) loss	(76)
Convertible promissory notes, ending	11,827
Convertible Promissory Note - Liability Component
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	91,721
Proceeds net of transaction costs	3,711
Conversions	(112,171)
Fair value change	39,849
Interest expense	8,498
Accretion expense	11,988
Foreign exchange (gain) loss	(1,067)
Convertible promissory notes, ending	42,589
Derivative Liability
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	1,610,858
Proceeds net of transaction costs	761,214
Conversions	(1,085,254)
Fair value change	(618,210)
Interest expense	0
Accretion expense	0
Foreign exchange (gain) loss	0
Convertible promissory notes, ending	668,608
Deferred Derivative Loss (Increase)
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	(280,637)
Proceeds net of transaction costs	(593,364)
Conversions	0
Fair value change	227,865
Interest expense	0
Accretion expense	0
Foreign exchange (gain) loss	0
Convertible promissory notes, ending	$ (646,136)